Income Tax Benefit)/Expense (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Components of income tax expense (benefit)

	Six months ended June 30,
	2021	2020
	(US$ in millions)
	(Unaudited)
Current income tax
Lump sum in lieu of Macao complementary tax on dividends	$2	$2
Deferred income tax expense (benefit)	2	(2)
Income tax expense	$4	$—

	Year ended December 31,
	2018	2019	2020
	(US$ in millions)
Current income tax
Lump sum in lieu of Macao complementary tax on dividends	$5	$5	$5
Deferred income tax (benefit)/expense	(12)	(5)	11
Income tax (benefit)/expense	$(7)	$—	$16

Effective income tax rate reconciliation
The tax on the Group’s profit/(loss) before income tax differs from the theoretical amount that would arise using the domestic tax rates applicable to the consolidated entities in the respective jurisdictions as follows:

	Year ended December 31,
	2018	2019	2020
	(US$ in millions)
Profit/(loss) before income tax	$1,868	$2,033	$(1,507)
Tax calculated at domestic rates applicable to profits in the respective jurisdictions	238	261	(174)
Tax effects of :
Income not subject to tax(i)	(905)	(966)	(247)
Expenses not deductible for tax purposes(i), (ii)	574	603	271
Amortization of pre-opening expenses previously not recognized	(3)	(1)	(2)
Origination and reversal of temporary difference, net	4	4	5
Tax losses for which no deferred income tax assets were recognized	80	95	158
Lump sum in lieu of Macao complementary tax of dividends	5	5	5
Other	—	(1)	—
Income tax (benefit)/expense	$(7)	$—	$16

(i)For the three years ended December 31, 2020, VML was exempt from Macao complementary tax on its gaming activities (see also Note 8(a)). In addition, lease/right-of-use income recorded in VML, Venetian Cotai Limited (“VCL”) and Venetian Orient Limited (“VOL”) were subject to property tax (Note (ii)), and should, therefore, also be excluded from Macao complementary tax calculations. Accordingly, casino revenues and lease/right-of-use income and their corresponding expenses incurred were presented as “Income not subject to tax” and “Expenses not deductible for tax purposes”, respectively, in the calculations above.
Additionally, for the three years ended December 31, 2020, the Company received dividend income from a subsidiary. The dividend income is not subject to Hong Kong profits tax.
(ii)Lease/right-of-use income recorded in VML, VCL and VOL are exempt from property tax for the first four and six years for the newly constructed buildings in Macao and on Cotai, respectively, pursuant to Article 9(1)(a) of Lei no. 19/78/M. If the buildings in Macao and on Cotai also qualify for Tourism Utility Status, the property tax exemption can be extended by another four and six years, respectively, pursuant to Article 15(a) of Lei no. 81/89/M. The exemption for the Sands Macao expired in August 2012, for The Venetian Macao in August 2019 with exception of its casino area which expired in August 2013, and for The Plaza Macao in August 2020. The exemptions for The Londoner Macao and The Parisian Macao will be expiring in December 2027 and September 2028 respectively. Regarding The Grand Suites at Four Seasons, under the initial exemption, it has an exemption with expiration date of April 2019. The Group is currently working on obtaining the second exemption for The Grand Suites at Four Seasons.